SUBSEQUENT EVENTS (Narrative) (Details)	6 Months Ended	18 Months Ended	1 Months Ended		6 Months Ended
	Oct. 31, 2014 USD ($)	Oct. 31, 2014 HKD	May 30, 2014 Subsequent Event [Member] USD ($)	May 30, 2014 Subsequent Event [Member] HKD	Oct. 31, 2014 Subsequent Event [Member] USD ($)
Consideration for Business Acquisition		10,000	$ 1,290	10,000
Issuances of Additional Equity Securities	$ 12,000,000				$ 12,000,000